                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:            WHITNEY HOLDINGS LLC
                 -------------------------------
   Address:         177 BROAD STREET
                 -------------------------------
                    STAMFORD, CT 06901
                 -------------------------------

                 -------------------------------

Form 13F File Number:     28-05743
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          DANIEL J. O'BRIEN
         -------------------------------
Title:         MANAGING MEMBER
         -------------------------------
Phone:         203-973-1440
         -------------------------------

Signature, Place, and Date of Signing:

         DANIEL J. O'BRIEN               STAMFORD, CT      August 14, 2002
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                4
                                        --------------------

Form 13F Information Table Entry Total:          41
                                        --------------------

Form 13F Information Table Value Total:       $264,697
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.     Form 13F File Number        Name

     1            28-05749              J. H. WHITNEY III MANAGEMENT CO., LLC
            --------------------        -------------------------------------

    No.     Form 13F File Number        Name

     2                                  J. H. WHITNEY & CO.
            --------------------        -------------------------------------

    No.     Form 13F File Number        Name

     3                                  WHITNEY MEZZANINE MANAGEMENT CO., LLC
            --------------------        -------------------------------------

    No.     Form 13F File Number        Name

     4                                  WHITNEY MARKET VALUE MANAGEMENT CO., LLC
            --------------------        ----------------------------------------


    [Repeat as necessary.]

                                                13F INFORMATION TABLE
                                                     JUNE 30, 2002


      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5
------------------------- ---------------- ---------  --------   ---------------------
                               TITLE                   VALUE     SHARES OR        PUT/
                                                                 ---------   SH/  ----
   NAME OF ISSUER             OF CLASS       CUSIP    (x$1000)    PRN AMT   PRN   CALL
------------------------- ---------------- ---------  --------   --------- -----  ----
ARGOSY GAMING COMPANY          COMMON      040228108   19,264      678,300   SH
CRYPTLOGIC                     COMMON      228906103   12,221    1,393,500   SH
ISLE OF CAPRI CASINOS INC.     COMMON       46459210    1,013       50,000   SH
MULTIMEDIA GAMES INC           COMMON      625453105    7,006      321,249   SH
AMBASSADORS INTERNATIONAL      COMMON       02317810      984       97,787   SH
INFOUSA INC. NEW               COMMON      456818301    3,013      550,800   SH
INTERACTIVE DATA CORP.         COMMON      45840J107    3,542      243,300   SH
MOORE CORP                     COMMON      615785102   15,551    1,354,600   SH
VERITAS SOFTWARE CORP          COMMON      923436109    1,368       69,106   SH
ARBITRON INC                   COMMON      03875Q108    4,443      142,400   SH
INTERNATIONAL SPEEDWAY
  CORPORATION                  COMMON       46033520    2,406       60,000   SH
METRO ONE
  TELECOMMUNICATIONS, INC.     COMMON       59163F10    6,282      450,000   SH
XM SATELLITE RADIO
  HOLDINGS INC.                COMMON       98375910      384       53,000   SH
COINSTAR                       COMMON       19259P30   11,726      479,600   SH
FOOTLOCKER, INC.               COMMON       34484910   15,722    1,088,000   SH
INDUSTRIE NATUZZI SPA          COMMON      63905a101      759       50,000   SH
PHOENIX COS INC. NEW           COMMON       71902E10   18,445    1,005,200   SH
PRINCIPAL FINANCIAL GROUP      COMMON       74251V10   11,160      360,000   SH
WADDELL AND REED FINANCIAL     COMMON      930059100    6,844      298,600   SH
ENDO PHARMA HOLDINGS           COMMON       29264F20    4,727      675,300   SH
LABORATORY CORP OF
  AMERICA HOLDINGS             COMMON     50540R409    27,376      599,684   SH
PEDIATRIX MEDICAL GROUP INC.   COMMON     705324101     6,385      255,400   SH
SONIC INNOVATIONS              COMMON      83545M10     4,090      578,500   SH
US ONCOLOGY INC.               COMMON      90338W10     4,498      540,000   SH
US PHYSICAL THERAPY INC.       COMMON     90337L108     3,077      151,500   SH
DOCUCORP INTERNATIONAL, INC.   COMMON      25591110     2,140      209,141   SH



      COLUMN 1                  C  COLUMN 6     COLUMN 7          COLUMN 8
-------------------------    ----------------  ----------  ----------------------
                                                              VOTING AUTHORITY
                                INVESTMENT       OTHER     ----------------------
   NAME OF ISSUER               DISCRETION      MANAGERS    SOLE   SHARED   NONE
-------------------------    ----------------  ----------  ------ -------- ------
ARGOSY GAMING COMPANY          SHARED-DEFINED   NONE     678,300
CRYPTLOGIC                     SHARED-DEFINED   NONE   1,393,500
ISLE OF CAPRI CASINOS INC.     SHARED-DEFINED   NONE      50,000
MULTIMEDIA GAMES INC           SHARED-DEFINED   NONE     321,249
AMBASSADORS INTERNATIONAL      SHARED-DEFINED   NONE      97,787
INFOUSA INC. NEW               SHARED-DEFINED   NONE     550,800
INTERACTIVE DATA CORP.         SHARED-DEFINED   NONE     243,300
MOORE CORP                     SHARED-DEFINED   NONE   1,354,600
VERITAS SOFTWARE CORP          SHARED-DEFINED   NONE      69,106
ARBITRON INC                   SHARED-DEFINED   NONE     142,400
INTERNATIONAL SPEEDWAY
  CORPORATION                  SHARED-DEFINED   NONE      60,000
METRO ONE
  TELECOMMUNICATIONS, INC.     SHARED-DEFINED   NONE     450,000
XM SATELLITE RADIO
  HOLDINGS INC.                SHARED-DEFINED   NONE      53,000
COINSTAR                       SHARED-DEFINED   NONE     479,600
FOOTLOCKER, INC.               SHARED-DEFINED   NONE   1,088,000
INDUSTRIE NATUZZI SPA          SHARED-DEFINED   NONE      50,000
PHOENIX COS INC. NEW           SHARED-DEFINED   NONE   1,005,200
PRINCIPAL FINANCIAL GROUP      SHARED-DEFINED   NONE     360,000
WADDELL AND REED FINANCIAL     SHARED-DEFINED   NONE     298,600
ENDO PHARMA HOLDINGS           SHARED-DEFINED   NONE     675,300
LABORATORY CORP OF
  AMERICA HOLDINGS             SHARED-DEFINED   NONE     599,684
PEDIATRIX MEDICAL GROUP INC.   SHARED-DEFINED   NONE     255,400
SONIC INNOVATIONS              SHARED-DEFINED   NONE     578,500
US ONCOLOGY INC.               SHARED-DEFINED   NONE     540,000
US PHYSICAL THERAPY INC.       SHARED-DEFINED   NONE     151,500
DOCUCORP INTERNATIONAL, INC.   SHARED-DEFINED   NONE     209,141


                                                13F INFORMATION TABLE
                                                     JUNE 30, 2002


      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5
------------------------- ---------------- ---------  --------   ---------------------
                               TITLE                   VALUE     SHARES OR        PUT/
                                                                 ---------  SH/  ----
   NAME OF ISSUER             OF CLASS       CUSIP    (x$1000)    PRN AMT   PRN   CALL
------------------------- ---------------- ---------  --------   ---------  ----  ----
INFINIUM SOFTWARE, INC.     COMMON         45662Y10    3,045      507,500    SH
MAXTOR CORPORATION          COMMON         57772920      759      168,000    SH
MENTOR GRAPHICS CORP.       COMMON         58720010    1,216       85,500    SH
PERVASIVE SOFTWARE INC.     COMMON         71571010    1,108      282,600    SH
PROCURENET                  COMMON                -        -       10,000    SH
SYBASE INC.                 COMMON        871130100    3,223      305,500    SH
USinternetworking, Inc.     COMMON        917311805        -    2,736,226    SH
SpectraSite Holdings, Inc.  COMMON        84760T100    2,282   12,676,837    SH

Sciquest.com, Inc.          COMMON        80908Q107      109      145,604    SH
TBM Holdings Inc.           COMMON        872197108    1,771    1,416,667    SH
CareScience, Inc.           COMMON        141726109    3,274    2,639,948    SH
Medsource                   COMMON        58505Y103   39,736    3,243,750    SH

Medsource (escrow shs)      COMMON        58505Y103   11,571      944,591    SH




      COLUMN 1                    COLUMN 6        COLUMN 7               COLUMN 8
-------------------------       --------------   ----------       ----------------------
                                                                      VOTING AUTHORITY
                                  INVESTMENT       OTHER          ----------------------
   NAME OF ISSUER                 DISCRETION      MANAGERS         SOLE    SHARED   NONE
-------------------------       --------------   ----------       ------   ------   ----
INFINIUM SOFTWARE, INC.         SHARED-DEFINED     NONE            507,500
MAXTOR CORPORATION              SHARED-DEFINED     NONE            168,000
MENTOR GRAPHICS CORP.           SHARED-DEFINED     NONE             85,500
PERVASIVE SOFTWARE INC.         SHARED-DEFINED     NONE            282,600
PROCURENET                      SHARED-DEFINED     NONE             10,000
SYBASE INC.                     SHARED-DEFINED     NONE            305,500
USinternetworking, Inc.         SHARED-DEFINED     JHW III (1)   2,736,226
SpectraSite Holdings, Inc.      SHARED-DEFINED     JHW III (1)  12,676,837
                                                   JHW (2)
Sciquest.com, Inc.              SHARED-DEFINED     JHW III (1)     145,604
TBM Holdings Inc.               SHARED-DEFINED     JHW III (1)   1,416,667
CareScience, Inc.               SHARED-DEFINED     JHW III (1)   2,639,948
Medsource                       SHARED-DEFINED     JHW III (1)   3,243,750
                                                   MZ (3)
Medsource (escrow shs)          SHARED-DEFINED     JHW III (1)     944,591
                                                   MZ (3)

                                                13F INFORMATION TABLE
                                                     JUNE 30, 2002


      COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5            COLUMN 6      COLUMN 7       COLUMN 8
-------------------------    --------    --------- --------  --------------------   -------------   --------  --------------------
                                                             SHARES OR       PUT/                               VOTING AUTHORITY
                             TITLE OF               VALUE    ---------- SH/  ----     INVESTMENT     OTHER    --------------------
   NAME OF ISSUER             CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL     DISCRETION    MANAGERS   SOLE   SHARED  NONE
-------------------------    --------  ---------   --------  ---------  ---- ----   --------------  --------  ------  ------  ----
Anacomp Inc.                  COMMON   03237E108    2,077     73,000    SH          SHARED-DEFINED   NONE     73,000
XM Satellite Radio            COMMON   98375Y114      100      5,000         CALL   SHARED-DEFINED   WMVF(4)                  5,000


(1) J. H. Whitney III Management Co., LLC
(2) J. H. Whitney & Co.
(3) Whitney Mezzanine Management Co., LLC
(4) Whitney Market Value Management Co., LLC